Summary Prospectus and
Prospectus Supplement

October 15, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 15, 2020 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2020

Emerging Markets Portfolio (the "Fund")

Effective December 31, 2020, May Yu will no longer serve as a portfolio manager of the Fund. Accordingly, on December 31, 2020, all references to Ms. Yu will be removed from the Fund's Summary Prospectus and Prospectus.

Please retain this supplement for future reference.

  SU-MSIF-04-SPT 10/20

Statement of Additional Information Supplement

October 15, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 15, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2020

Emerging Markets Portfolio (the "Fund")

Effective December 31, 2020, May Yu will no longer serve as a portfolio manager of the Fund. Accordingly, on December 31, 2020, all references to Ms. Yu will be removed from the Fund's Statement of Additional Information.

Please retain this supplement for future reference.